Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 34,365	¥ 36,678
Accumulated depreciation on capitalized leases	23,874	26,249
Long-term debt	21,972,077	19,968,735
Impairment losses for long-lived assets	7,016	6,057	¥ 13,850
Impairment losses recognized for real estate held for sale	541	176	¥ 226
BTMU [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	14,076,587	13,917,887
BTMU [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	44,153	45,256
BTMU [Member] | Buildings and Land [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	¥ 44,152	¥ 45,256